Subsequent Events (Annual) (Detail) (USD $)	3 Months Ended	0 Months Ended
	Sep. 30, 2012	Oct. 05, 2012 Subsequent Event [Member] Ms. Angela D. Toppi [Member]
Severance Costs	$ 178,000	$ 170,000
Job Placement Services,Maximum Expense		$ 10,000